Delinquent Participant Contributions (Details) - EBP 002 - USD ($)	6 Months Ended	12 Months Ended
	Jun. 19, 2026	Dec. 31, 2025
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to the Plan		$ 7,256,063
Contributions Pending Correction in VFCP		1,986,796
Contributions Not Corrected		$ 5,269,267
Subsequent Event
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Contributions Pending Correction in VFCP	$ 5,255,555
Contributions Not Corrected	$ 13,712